Commitments, contingencies and guarantees - Maturity Information on Derivative Contracts and Standby Letters of Credit and Other Guarantees (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2013		Mar. 31, 2013
Derivative contracts [Member]
Commitments And Contingencies Disclosure [Line Items]
Carrying value, Standby letters of credit and other guarantees	¥ 5,292,568	[1],[2]	¥ 4,510,650	[1],[2]
Maximum potential payout/ Notional total, Standby letters of credit and other guarantees	160,107,631	[1],[2]	123,980,481	[1],[2]
Standby letters of credit and other guarantees [Member]
Commitments And Contingencies Disclosure [Line Items]
Carrying value, Standby letters of credit and other guarantees	275	[3]	277	[3]
Maximum potential payout/ Notional total, Standby letters of credit and other guarantees	8,660	[3]	9,084	[3]
Maximum potential payout/ Notional, Years to Maturity, Less than 1 year [Member] | Derivative contracts [Member]
Commitments And Contingencies Disclosure [Line Items]
Maximum potential payout/ Notional total, Standby letters of credit and other guarantees	59,030,786
Maximum potential payout/ Notional, Years to Maturity, Less than 1 year [Member] | Standby letters of credit and other guarantees [Member]
Commitments And Contingencies Disclosure [Line Items]
Maximum potential payout/ Notional total, Standby letters of credit and other guarantees	8
Maximum potential payout/ Notional, Years to Maturity, 1 to 3 years [Member] | Derivative contracts [Member]
Commitments And Contingencies Disclosure [Line Items]
Maximum potential payout/ Notional total, Standby letters of credit and other guarantees	35,658,730
Maximum potential payout/ Notional, Years to Maturity, 1 to 3 years [Member] | Standby letters of credit and other guarantees [Member]
Commitments And Contingencies Disclosure [Line Items]
Maximum potential payout/ Notional total, Standby letters of credit and other guarantees	399
Maximum potential payout/ Notional, Years to Maturity, 3 to 5 years [Member] | Derivative contracts [Member]
Commitments And Contingencies Disclosure [Line Items]
Maximum potential payout/ Notional total, Standby letters of credit and other guarantees	15,536,895
Maximum potential payout/ Notional, Years to Maturity, 3 to 5 years [Member] | Standby letters of credit and other guarantees [Member]
Commitments And Contingencies Disclosure [Line Items]
Maximum potential payout/ Notional total, Standby letters of credit and other guarantees
Maximum potential payout/ Notional, Years to Maturity, More than 5 years [Member] | Derivative contracts [Member]
Commitments And Contingencies Disclosure [Line Items]
Maximum potential payout/ Notional total, Standby letters of credit and other guarantees	49,881,220
Maximum potential payout/ Notional, Years to Maturity, More than 5 years [Member] | Standby letters of credit and other guarantees [Member]
Commitments And Contingencies Disclosure [Line Items]
Maximum potential payout/ Notional total, Standby letters of credit and other guarantees	¥ 8,253

[1]	Credit derivatives are disclosed in Note 3. "Derivative instruments and hedging activities" and are excluded from derivative contracts.
[2]	Derivative contracts primarily consist of equity contracts, interest rate contracts and foreign exchange contracts.
[3]	Collateral held in connection with standby letters of credit and other guarantees as of March 31, 2013 is \6,374 million and as of September 30, 2013 is \6,633 million.